SCHEDULE OF STOCK-BASED COMPENSATION (Details) - Successors [Member] - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	$ 1,034	$ 7,832	$ 5,654
Cost of Services [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	517	3,521	2,392
Selling, General and Administrative Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	$ 517	$ 4,311	$ 3,262